Share Capital - Disclosure of Details of Warrants (BSAs) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)	0
Number of warrants (BSAs) outstanding (in shares)	3,513,246	2,972,860	2,414,654
BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares to be issued (in shares)	20,431	36,000
Number of warrants (BSAs) exercised (in shares)	0	0
Number of shares issued (in shares)	0	78,103
Number of warrants (BSAs) outstanding (in shares)	185,251	263,251	263,028